FAIR VALUE MEASUREMENTS (Change in Fair Value at Level 3) (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers into Level 3	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Commodity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	493,000	$ 3,543,000	1,905,000	$ 1,521,000	3,543,000	1,521,000	$ 1,521,000	$ (23,365,000)
Purchases	0		0		0	0	0	0
Settlements	(90,000)		(1,238,000)		(1,093,000)	(12,549,000)	(15,222,000)	(22,055,000)
Unrealized loss included in earnings	(21,000)		(852,000)		(2,068,000)	10,843,000	17,244,000	46,941,000
Transfers into Level 3	0		0		0	0	0	0
Transfers out of Level 3	0		0		0	0	0	0
Balance at end of period	$ 382,000		$ (185,000)		$ 382,000	$ (185,000)	$ 3,543,000	$ 1,521,000